UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-261436-02

Central Index Key Number of the issuing entity: 0001937619

Honda Auto Receivables 2022-2 Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-261436

Central Index Key Number of the depositor: 0000890975

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000864270

American Honda Finance Corporation

(Exact name of sponsor(s) as specified in its charter)

Michi Rey, (310) 972-2288

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

American Honda Receivables LLC
(Depositor)

Date: June 20, 2025	By:	/s/ Paul C. Honda
	Name:	Paul C. Honda
	Title:	Treasurer